CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 10 — CONCENTRATIONS

During the nine months ended September 30, 2015, the Company recorded revenue from individual sales or services rendered of $457,000 (40%), $219,000 (19%) and $138,000 (12%), all of which are in excess of 10% of the Company’s total sales.

At September 30, 2015, approximately 100% of net accounts receivable was due from four customers broken down individually as follows; $316,000 (27%) and $138,000 (12%) to related parties and $277,000 (24%), $251,000 (22%) and $172,000 (15%) to unrelated parties.

During the nine months ended September 30, 2015, approximately 52% of the Company’s inventory purchases were derived from two vendors.

16 — CONCENTRATIONS

During the year ended December 31, 2014, the Company recorded sales to two customers of $204,000 (32%) and $100,000 (16%) in excess of 10% of the Company’s total sales. The Company also recorded consulting revenue of which $200,000 (32%) came from one customer.

At December 31, 2014, approximately 97% of net accounts receivable was due from four customers broken down individually as follows; $289,000 (41%), $190,000 (27%), $172,000 (24%) and $33,000 (5%).

During the year ended December 31, 2014, approximately 33% of the inventory purchases were derived from three vendors broken down individually as follows; $239,000 (13%), $188,000 (10%) and $178,000 (10%).